UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                   (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: August 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS

ISM DYNAMIC GROWTH FUND (formerly known as the FMX Growth Allocation Fund)

Schedule of Investments
(Unaudited)

As of August 31, 2012
			Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 41.59%
		Global X Silver Miners ETF	22,451	$465,616
	*	iPath Dow Jones-UBS Grains Subindex Total Return ETN	7,140	452,961
		iShares Dow Jones International Select Dividend Index Fund	23,606	746,169
		iShares Dow Jones US Home Construction Index Fund	12,991	234,297
		iShares MSCI EAFE Value Index	16,842	743,386
		iShares MSCI Italy Index Fund	39,807	468,417
		iShares MSCI Pacific ex-Japan Index Fund	17,049	738,211
		iShares MSCI Spain Index Fund	18,123	471,185
		iShares S&P Europe 350 Index Fund	20,987	746,663
		SPDR EURO STOXX 50 ETF	24,910	751,642
		SPDR S&P 500 ETF Trust	2,868	404,847
	*	Teucrium Corn Fund	8,916	454,181
	*	United States Gasoline Fund LP	3,817	226,423

		Total Exchange Traded Products (Cost $6,825,881)		6,903,998

OPEN-END FUNDS - 55.23%
		American Beacon International Equity Fund	21,662	332,951
		Dodge & Cox Stock Fund	12,689	1,469,981
		Federated Strategic Value Dividend Fund	288,798	1,469,981
		John Hancock Large Cap Equity Fund	52,038	1,471,645
		PIMCO StocksPlus Total Return Fund	161,892	1,482,932
		TCW Dividend Focused Fund	126,070	1,469,981
		Templeton Institutional Funds Inc - Foreign Equity Series	81,038	1,471,646

		Total Open-End Funds (Cost $8,981,816)		9,169,117

SHORT-TERM INVESTMENT - 1.66%
	§	Fidelity Institutional Money Market - Money Market Portfolio, 0.16%	274,767	274,767

		Total Short-Term Investment (Cost $274,767)		274,767

Total Value of Investments (Cost $16,082,464) - 98.48%				$16,347,882

Other Assets Less Liabilities - 1.52%				252,153

	Net Assets - 100%			$16,600,035

*	Non-income producing investment
§	Represents 7 day effective yield

				(Continued)

ISM DYNAMIC GROWTH FUND (formerly known as the FMX Growth Allocation Fund)

Schedule of Investments
(Unaudited)

As of August 31, 2012

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$265,418
Aggregate gross unrealized depreciation				-

Net unrealized appreciation				$265,418

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Exchange Traded Products	41.59%	$ 6,903,998
	Open-End Funds	55.23%	9,169,117
	Short-Term Investment	1.66%	274,767
	Total	98.48%	$16,347,882

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

				(Continued)

ISM DYNAMIC GROWTH FUND (formerly known as the FMX Growth Allocation Fund)

Schedule of Investments
(Unaudited)

As of August 31, 2012

Note 1 - Investment Valuation- continued

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$ 6,903,998	$ 6,903,998	$ -	$ -
Open-End Funds	9,169,117	9,169,117	-	-
Short-Term Investment	274,767	274,767
Total	$ 16,347,882	$16,347,882	$ -	$ -

ISM DYNAMIC TOTAL RETURN FUND (formerly known as FMX Total Return Fund)

Schedule of Investments
(Unaudited)

As of August 31, 2012
	Shares	Value (Note 1)

OPEN-END FUNDS - 98.02%
AllianceBernstein Bond Fund Inc - High Income Fund	26,158	$241,440
AllianceBernstein Unconstrained Bond Fund	26,679	241,182
BBH Limited Duration Fund	58,048	603,114
Columbia Emerging Markets Bond Fund	9,849	120,459
DWS Unconstrained Income Fund	48,087	241,395
Forward Long/Short Credit Analysis Fund	27,315	240,919
Invesco High Yield Securities Fund	6,911	120,528
Ivy High Income Fund	14,272	120,459
Natixis Loomis Sayles High Income Fund	26,769	120,727
PIMCO High Yield Spectrum Fund	11,396	120,573
PIMCO Income Fund	20,382	241,938
PIMCO Total Return Fund	126,123	1,450,416
PIMCO Unconstrained Bond Fund	20,948	241,321
RidgeWorth Institutional US Government Securities Ultra Short Bond Fund	59,165	602,297
Sit US Government Securities Fund	53,064	603,339
TCW High Yield Bond Fund	19,243	119,886
TCW Total Return Bond Fund	59,399	599,929
Touchstone Short Duration Fixed Income Fund	61,333	602,900
Touchstone Ultra Short Duration Fixed Income Fund	63,067	602,917

Total Open-End Funds (Cost $7,072,666)		7,235,739

SHORT-TERM INVESTMENT - 3.03%
§ Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.16%	223,678	223,678

Total Short-Term Investment (Cost $223,678)		223,678

Total Value of Investments (Cost $7,296,344) - 101.05%		$7,459,417

Liabilities in Excess of Other Assets - (1.05)%		(77,232)

Net Assets - 100%		$7,382,185

§ Represents 7 day effective yield

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation		$165,075
Aggregate gross unrealized depreciation		(2,002)

Net unrealized appreciation		$163,073

		(Continued)

ISM DYNAMIC TOTAL RETURN FUND (formerly known as FMX Total Return Fund)

Schedule of Investments
(Unaudited)

As of August 31, 2012

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Open-End Funds	98.02%	$7,235,739
	Short-Term Investment	3.03%	223,678
	Total	101.05%	$7,459,417

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

				(Continued)

ISM DYNAMIC TOTAL RETURN FUND (formerly known as FMX Total Return Fund)

Schedule of Investments
(Unaudited)

As of August 31, 2012

Note 1 - Investment Valuation - continued

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Open-End Funds	$7,235,739	$7,235,739	-	-
Short-Term Investment	223,678	223,678	-	-
Total	$7,459,417	$7,459,417	$ -	$ -

CARITAS ALL-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of August 31, 2012
		Shares	Value (note 1)

COMMON STOCKS - 83.66%

Consumer Discretionary - 19.03%
*	Ascena Retail Group, Inc.	11,200	$221,760
*	Bally Technologies, Inc.	3,450	152,766
	CBS Corp.	6,250	227,125
*	Coinstar, Inc.	2,800	143,136
	Jarden Corp.	3,800	183,616
*	Krispy Kreme Doughnuts, Inc.	30,000	221,400
	Penske Automotive Group, Inc.	6,000	159,840
*	Shuffle Master, Inc.	10,700	162,319
			1,471,962
Energy - 5.60%
*	Dresser-Rand Group, Inc.	3,750	189,900
	Oceaneering International, Inc.	4,550	243,607
			433,507
Financials - 2.01%
	Marsh & McLennan Cos, Inc.	4,550	155,474
			155,474
Health Care - 17.24%
*	Akorn, Inc.	14,000	193,760
*	Alexion Pharmaceuticals, Inc.	2,500	268,025
*	Align Technology, Inc.	6,100	207,095
*	Hanger, Inc.	7,500	214,650
	Medicis Pharmaceutical Corp.	5,300	167,268
*	Questcor Pharmaceuticals, Inc.	6,500	282,360
			1,333,158
Industrials - 16.65%
	Chicago Bridge & Iron Co. NV	5,300	195,199
*	EnerSys	6,600	245,916
*	Hertz Global Holdings, Inc.	12,400	175,832
*	Kirby Corp.	2,750	144,815
	Stanley Black & Decker, Inc.	2,400	157,872
	Triumph Group, Inc.	3,700	219,891
	Wabtec Corp.	1,900	148,466
			1,287,991
Information Technology - 14.78%
*	Cardtronics, Inc.	6,900	194,925
*	Cirrus Logic, Inc.	7,200	300,024
*	eBay, Inc.	4,900	232,603
	Microsoft Corp.	6,000	184,920
*	Ultratech, Inc.	7,000	230,860
			1,143,332

			(Continued)

CARITAS ALL-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of August 31, 2012
			Shares	Value (note 1)

COMMON STOCKS - (Continued)

	Materials - 5.27%
		Agrium, Inc.	2,000	$196,760
	*	WR Grace & Co.	3,650	210,861
				407,621
	Telecommunication Services - 3.08%
		AT&T, Inc.	6,500	238,160
				238,160

		Total Common Stocks (Cost $5,060,206)		6,471,205

EXCHANGE TRADED PRODUCTS - 5.66%
	*	ProShares UltraShort Dow 30	2,300	113,965
	*	ProShares UltraShort MidCap 400	3,750	108,187
	*	ProShares UltraShort QQQ	3,725	105,269
	*	ProShares UltraShort Russell 2000	3,825	110,198

		Total Exchange Traded Products (Cost $502,482)		437,619

SHORT-TERM INVESTMENT - 10.96%
	§	Federated Treasury Obligations Fund, 0.01%		847,844

		Total Short-Term Investment (Cost $847,844)		847,844

Total Value of Investments (Cost $6,410,533) - 100.28%				$7,756,668

Liabilities in Excess of Other Assets - (0.28)%				(21,708)

	Net Assets - 100%			$7,734,960

*	Non-income producing investment
§	Represents 7 day effective yield

	The following acronym is used in this portfolio:
	NV - Naamloze Vennootschap

				(Continued)

CARITAS ALL-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of August 31, 2012

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$1,501,626
Aggregate gross unrealized depreciation			(155,491)

Net unrealized appreciation			$1,346,135

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	19.03%	$1,471,962
Energy	5.60%	433,507
Financials	2.01%	155,474
Health Care	17.24%	1,333,158
Industrials	16.65%	1,287,991
Information Technology	14.78%	1,143,332
Materials	5.27%	407,621
Telecommunication Services	3.08%	238,160
Exchange Traded Products	5.66%	437,619
Short-Term Investment	10.96%	847,844
Total	100.28%	$7,756,668

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

			(Continued)

CARITAS ALL-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of August 31, 2012

Note 1 - Investment Valuation - continued

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$6,471,205	$ 6,471,205	$ -	$ -
Exchange Traded Products	437,619	437,619	-	-
Short-Term Investment	847,844	847,844	-	-
Total	$7,756,668	$ 7,756,668	$ -	$ -

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of August 31, 2012
		Shares	Value (note 1)

EXCHANGE TRADED PRODUCTS - 101.03%
†	Alerian MLP ETF	1,300	$21,242
†	Energy Select Sector SPDR Fund	3,500	250,355
†	iShares Barclays 1-3 Year Treasury Bond Fund	50	4,226
†	iShares Barclays 20+ Year Treasury Bond Fund	500	63,860
†	iShares Barclays 3-7 Year Treasury Bond Fund	2,746	340,010
†	iShares Barclays 7-10 Year Treasury Bond Fund	4,100	446,859
†	iShares Barclays Aggregate Bond Fund	3,300	370,821
†	iShares Dow Jones US Real Estate Index Fund	4,500	295,335
†	iShares iBoxx $ High Yield Corporate Bond Fund	8,175	754,798
†	iShares iBoxx Investment Grade Corporate Bond Fund	15,750	1,903,073
†	iShares JPMorgan USD Emerging Markets Bond Fund	1,100	131,516
†	iShares MSCI EAFE Index Fund	3,400	175,440
†	iShares MSCI Emerging Markets Index Fund	6,400	251,392
†	iShares Russell 2000 Index Fund	950	77,064
†	iShares Russell 2000 Value Index Fund	4,400	316,404
*†	iShares S&P GSCI Commodity Indexed Trust	100	3,454
†	iShares S&P MidCap 400 Index Fund	3,700	359,788
†	iShares S&P National Municipal Bond Fund	100	11,163
†	iShares S&P North American Natural Resources Sector Index Fund	3,700	140,933
*†	iShares Silver Trust	600	18,474
†	Market Vectors Rare Earth/Strategic Metals ETF	1,500	18,510
*†	PowerShares DB Agriculture Fund	1,100	33,462
*†	PowerShares DB US Dollar Index Bullish Fund	8,700	194,010
†	SPDR Barclays Capital Convertible Securities ETF	13,850	535,441
†	SPDR Barclays Capital High Yield Bond ETF	35,309	1,417,303
†	SPDR Barclays Capital International Treasury Bond ETF	2,000	120,900
†	SPDR S&P 500 ETF Trust	500	70,580
†	SPDR S&P MidCap 400 ETF Trust	1,550	274,861
*†	United States Gasoline Fund LP	500	30,079
*†	United States Natural Gas Fund LP	162	3,049
*†	United States Oil Fund LP	700	25,123
†	Vanguard MSCI Emerging Markets ETF	4,900	196,529
†	Vanguard REIT ETF	2,550	170,161
†	Vanguard Small-Cap Value ETF	4,850	339,209
†	Vanguard Total Bond Market ETF	3,250	276,835
†	WisdomTree Dreyfus Emerging Currency Fund	1,700	34,595

	Total Exchange Traded Products (Cost $9,201,307)		$9,676,854

			(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of August 31, 2012
		Shares	Value (note 1)

COMMON STOCKS - 2.05%

Consumer Discretionary
†	McDonald's Corp.	50	$4,474
†	NIKE, Inc. Cl. B	50	4,869
†	Omnicom Group, Inc.	50	2,569
			11,912
Consumer Staples
†	Altria Group, Inc.	50	1,698
†	Brown-Forman Corp. Cl. B	75	4,802
†	McCormick & Co., Inc.	50	3,072
†	PepsiCo, Inc.	50	3,622
†	Philip Morris International, Inc.	50	4,477
†	The Coca-Cola Co.	100	3,740
†	The Procter & Gamble Co.	50	3,359
†	Wal-Mart Stores, Inc.	100	7,263
			32,033
Energy
†	Exxon Mobil Corp.	50	4,369
			4,369
Financials
*†	Berkshire Hathaway, Inc. Cl. B	50	4,217
			4,217
Health Care
†	Abbott Laboratories	50	3,277
†	Becton Dickinson and Co.	50	3,797
μ†	GlaxoSmithKline PLC	50	2,273
†	Johnson & Johnson	100	6,743
†	Medtronic, Inc.	50	2,033
†	Merck & Co., Inc.	50	2,153
μ†	Novo Nordisk A/S	50	7,856
†	Pfizer, Inc.	250	5,965
†	Stryker Corp.	50	2,664
*†	Varian Medical Systems, Inc.	50	2,940
			39,701
Industrials
†	3M Co.	50	4,631
†	General Dynamics Corp.	50	3,276
†	United Technologies Corp.	50	3,995
			11,902
Materials
†	Freeport-McMoRan Copper & Gold, Inc.	1,500	54,165
			54,165

			(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of August 31, 2012
			Shares		Value (note 1)

Information Technology
*†	Adobe Systems, Inc.		200		$6,254
†	Automatic Data Processing, Inc.		50		2,904
†	Cisco Systems, Inc.		100		1,908
†	FactSet Research Systems, Inc.		50		4,614
†	Microsoft Corp.		250		7,705
†	Oracle Corp.		250		7,913
†	Paychex, Inc.		100		3,326
†	QUALCOMM, Inc.		50		3,073
					37,697

	Total Common Stocks (Cost $175,179)				$195,996

CLOSED-END FUND - 1.19%
	Kayne Anderson Midsteam/Energy Fund, Inc.		4,000		114,400

	Total Closed-End Fund (Cost $102,458)				$114,400

		Number of Contracts	Exercise Price	Maturity Date	Value (note 1)

PUT OPTIONS PURCHASED - 0.32%
	SPDR S&P 500 ETF Trust	213	$ 135	9/22/2012	13,419
	SPDR S&P 500 ETF Trust	45	134	12/22/2012	17,055

	Total Put Options Purchased (Cost $176,587)				$30,474

CALL OPTIONS PURCHASED - 2.15%
	CBOE SPX Volatility Index	100	15	9/19/2012	40,000
	Energy Select Sector SPDR Fund	40	65	12/22/2012	31,300
	Freeport-McMoRan Copper & Gold, Inc.	20	34	11/17/2012	6,300
	iShares Dow Jones US Real Estate	28	62	9/22/2012	9,940
	iShares Dow Jones US Real Estate	33	62	12/22/2012	14,685
	iShares MSCI EAFE Index Fund	58	49	9/22/2012	17,690
	iShares MSCI Emerging Markets Index Fund	38	28	9/22/2012	10,640
	iShares MSCI Emerging Markets Index Fund	29	39	9/22/2012	2,929
	iShares MSCI Emerging Markets Index Fund	60	39	12/22/2012	14,100
	PowerShares DB US Dollar Index Bullish Fund	185	22	9/22/2012	6,290
	SPDR Dow Jones Industrial Average ETF Trust	6	127	9/22/2012	2,598
	SPDR Gold Trust	39	158	9/22/2012	26,286
	SPDR S&P 500 ETF Trust	30	134	9/22/2012	23,190

	Total Call Options Purchased (Cost $218,191)				$205,948
					(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of August 31, 2012
			Shares	Value (note 1)

SHORT-TERM INVESTMENT - 15.44%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.16%			$1,479,324

	Total Short-Term Investment (Cost $1,479,324)			$1,479,324

Total Value of Investments (Cost $11,353,046) - 122.18%				$11,702,996

Liabilities in Excess of Other Assets - (22.18)%				(2,124,686)

Net Assets - 100%				$9,578,310

*	Non-income producing investment		The following acronyms is used in this portfolio:
†	Portion of security pledged as collateral for options written		PLC - Public Limited Company
§	Represents 7 day effective yield		REIT - Real Estate Investment Trust
μ	American Depositary Receipt

		Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Exchange Traded Products	101.03%	$9,676,854
	Closed End Fund	1.19%	114,400
	Consumer Discretionary	0.12%	11,912
	Consumer Staples	0.34%	32,033
	Energy	0.05%	4,369
	Financials	0.04%	4,217
	Health Care	0.41%	39,701
	Industrials	0.12%	11,902
	Information Technology	0.39%	37,697
	Materials	0.58%	54,165
	Put Options Purchased	0.32%	30,474
	Call Options Purchased	2.15%	205,948
	Short-Term Investment	15.44%	1,479,324
	Total	122.18%	$11,702,996

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$772,518
Aggregate gross unrealized depreciation				(506,131)

	Net unrealized appreciation			$266,387

				(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of August 31, 2012
	Number of Contracts	Exercise Price	Maturity Date	Value (note 1)

CALL OPTIONS WRITTEN (note 1)
CBOE SPX Volatility Index	100	$ 23	9/19/2012	$7,500
SPDR S&P 500 ETF Trust	213	135	9/22/2012	138,876
SPDR S&P 500 ETF Trust	45	134	12/22/2012	43,920

Total (Premiums Received $157,509)				$190,296

PUT OPTIONS WRITTEN (note 1)
Energy Select Sector SPDR Fund	40	65	12/22/2012	$7,280
Freeport-McMoRan Copper & Gold, Inc.	20	34	11/17/2012	3,220
iShares Dow Jones US Real Estate	28	62	9/22/2012	504
iShares Dow Jones US Real Estate	33	62	12/22/2012	6,567
iShares MSCI EAFE Index Fund	58	49	9/22/2012	1,914
iShares MSCI Emerging Markets Index Fund	29	39	9/22/2012	2,146
iShares MSCI Emerging Markets Index Fund	38	28	9/22/2012	570
iShares MSCI Emerging Markets Index Fund	60	39	12/22/2012	13,740
PowerShares DB US Dollar Index Bullish Fund	185	22	9/22/2012	1,110
SPDR Dow Jones Industrial Average ETF Trust	6	127	9/22/2012	414
SPDR Gold Trust	39	150	9/22/2012	2,340
SPDR S&P 500 ETF Trust	30	134	9/22/2012	1,560

Total (Premiums Received $159,263)				$41,365

SECURITIES SOLD SHORT

EXCHANGE TRADED PRODUCTS
SPDR Dow Jones Industrial Average ETF Trust	600			78,528
iShares Barclays 20+ Year Treasury Bond Fund	1,000			127,720
iShares S&P 500 Index Fund/US	1,050			148,974
SPDR S&P 500 ETF Trust	1,500			211,740
iShares Russell 2000 Index Fund	2,200			178,464
iShares Barclays 1-3 Year Treasury Bond Fund	3,009			254,291
iShares Barclays 3-7 Year Treasury Bond Fund	3,150			390,033
iShares Barclays 7-10 Year Treasury Bond Fund	9,942			1,083,578

Total (Premiums Received $2,304,654)				$2,473,328

See Notes to Financial Statements				(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of August 31, 2012

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in good faith under policies approved by the Fund's Board of Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of August 31, 2012

Note 1 - Investment Valuation - continued

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$ 9,676,854	$ 9,676,854	$ -	$ -
Common Stocks	195,996	195,996	-	-
Call Options Purchased	205,948	205,948	-	-
Put Options Purchased	30,474	30,474	-	-
Closed-End Fund	114,400	114,400	-	-
Short-Term Investment	1,479,324	1,479,324	-	-
Total Assets	$11,702,996	$11,702,996	$ -	$ -

Liabilities	Total	Level 1	Level 2	Level 3
Call Options Written	$ 190,296	$ 190,296	$ -	$ -
Put Options Written	41,365	41,365	-	-
Securities Sold Short	2,473,328	2,473,328	-	-
Total Liabilities	$ 2,704,989	$ 2,704,989	$ -	$ -

Option Valuation
Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”).  For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator  in  writing  as  to the  primary  exchange  for  such option.

Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time.  If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time.  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Note 2 - Option Writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, include brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount  paid for the  closing  purchase  transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officers and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ Dale J. Murphey
Date: October 25, 2012	Dale J. Murphey President and Principal Executive Officer ISM Dynamic Growth Fund and the ISM Dynamic Total Return Fund

By: (Signature and Title)	/s/ Robert G. Fontana
Date: October 26, 2012	Robert G. Fontana President, Treasurer, Principal Executive Officer and Principal Financial Officer Caritas All-Cap Growth Fund

By: (Signature and Title)	/s/ Matthew R. Lee
Date: October 30, 2012	Matthew R. Lee President, Treasurer, Principal Executive Officer and Principal Financial Officer Presidio Multi-Strategy Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Dale J. Murphey
Date: October 25, 2012	Dale J. Murphey President and Principal Executive Officer ISM Dynamic Growth Fund and the ISM Dynamic Total Return Fund

By: (Signature and Title)	/s/ Julie M. Koethe
Date: October 26, 2012	Julie M. Koethe Treasurer and Principal Financial Officer, ISM Dynamic Growth Fund and the ISM Dynamic Total Return Fund

By: (Signature and Title)	/s/ Robert G. Fontana
Date: October 26, 2012	Robert G. Fontana President, Treasurer, Principal Executive Officer and Principal Financial Officer Caritas All-Cap Growth Fund

By: (Signature and Title)	/s/ Matthew R. Lee
Date: October 30, 2012	Matthew R. Lee President, Treasurer, Principal Executive Officer and Principal Financial Officer Presidio Multi-Strategy Fund